Income Tax (Tables)	12 Months Ended
Apr. 30, 2024
Disclosure Of Income Taxes [Abstract]
Disclosure of information about effective income tax expense (recovery) [Table Text Block]
	2024	2023
	$	$
Net loss before tax	(15,948,389)	(13,591,728)
Statutory tax rate	27.00%	27.00%
Expected income recovery	(4,306,065)	(3,669,767)
Change in deferred tax assets not recognized	(3,686,725)	10,505,857
Share issuance costs	(782,849)	(2,190,593)
Foreign exchange	(96,891)	(28,790)
Change in estimate	7,497,449	(5,911,480)
Tax effect of spinout	-	-
Non-deductible items and other	1,375,081	1,294,773
Total income tax expense (recovery)	-	-

Disclosure of deferred taxes [Table Text Block]
	2024	2023
	$	$
Non-capital loss carryforwards	15,439,182	1,351,294
Property and equipment	474,564
Exploration and evaluation assets	(15,913,746)	(1,351,294)
Net deferred tax asset (liability)	-	-

Disclosure of information about unrecognized deductible temporary differences [Table Text Block]
	2024	2023
	$	$
Non-capital loss carryforwards	44,301,215	57,492,282
Property, plant, and equipment	126,110	234,193
Equity investments	1,251,761	560,057
Intangible assets	89,875
Financing costs	8,796,460	11,740,967
Total unrecognized deductible temporary differences	54,565,421	70,027,499

Disclosure of information about non-capital loss carry forwards [Table Text Block]
Expiry
$
2044	10,676,181
2043	10,239,059
2042	6,534,759
2041	6,645,093
2040	2,618,143
2039	278,071
2038	65,933
2037	-
2036	-
2035	-
2034	7,226,469
2033	14,376
2032	3,133
Total	44,301,215